Revenue from Contracts with Customers and Relevant Contract Assets and Liabilities - Detail Analysis of Contract with Customer Assets and Liabilities (Detail) - KRW (₩) ₩ in Millions		Dec. 31, 2022	Dec. 31, 2021
Disclosure of revenue from contracts with customers [line items]
Contract assets		₩ 802,253	₩ 745,085
Contract liabilities		284,107	323,651
Deferred revenue	[1]	46,493	35,577
Revenue from contracts with customers [member]
Disclosure of revenue from contracts with customers [line items]
Contract assets		963,133	821,901
Contract liabilities		344,869	360,098
Deferred revenue		₩ 81,653	₩ 81,136

[1]	The amounts include adjustments arising from adoption of IFRS 15 (Note 26).